Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated January 11, 2016 to the Prospectus

dated May 1, 2015, as supplemented and amended to date

Effective January 4, 2016, all reference to Evan S. Grace, CFA, a portfolio manager of the Portfolio associated with Wellington Management Company LLP, is hereby deleted in its entirety.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Versions: AST (Combined)

Filed Pursuant to Rule 497(e)

Registration No.: 002-86188

ANCHOR SERIES TRUST

Strategic Multi-Asset Portfolio

(the “Portfolio”)

Supplement dated January 11, 2016 to the Statement of Additional Information (“SAI”)

dated May 1, 2015, as supplemented and amended to date

Effective January 4, 2016, all reference to Evan S. Grace, CFA, a portfolio manager of the Portfolio associated with Wellington Management Company LLP, is hereby deleted in its entirety.

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.